Taxation (Details 7) (CNY)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Movement of valuation allowance
Balance at beginning of the year	51,217,697	34,355,314
Current year addition	45,108,417	19,768,409
Current year reversal	(9,532,983)	(2,906,026)
Balance at end of the year	86,793,131	51,217,697